ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued expenses:
Research and development	$ 755	$ 342	$ 93
General and administrative	129	12	441
Payroll and related	504	337	736
Total accrued expenses	$ 1,388	$ 691	$ 1,270